INCOME TAX (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
INCOME TAX [Abstract]
2014 tax rate	26.50%
Domestic [Member]
Income Tax [Line Items]
Operating loss carryforward	10,377
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	13,663
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	13,176
Operating loss carryforward, subject to limitations	3,413